Federated Hermes Treasury Obligations Fund Expense Example - Administrative Shares [Member] - Federated Hermes Treasury Obligations Fund - ADM	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	$ 665